Loans - Acquisition (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	[1]	$ 679,149	$ 699,377
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period [Abstract]
Less : accretable yield		$ (13,375)	$ (15,623)		$ (6,871)
Capital Bank Financial Corporation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid balance				$ 7,600,000
Loans held-for-sale				121,800
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period [Abstract]
Fair value of loans acquired				7,400,000
Capital Bank Financial Corporation | Non-PCI Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale				117,100
Business Combination, Acquired Receivables [Abstract]
Contractually required payments including interest				9,182,610
Less : expected losses and foregone interest				(801,546)
Cash flows expected to be collected				8,381,064
Fair value of loans acquired				7,220,094
PCI Loans | Capital Bank Financial Corporation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale				4,700
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period [Abstract]
Contractually required payments including interest				258,950
Less : nonaccretable difference				(77,022)
Cash flows expected to be collected				181,928
Less : accretable yield				(14,271)
Fair value of loans acquired				$ 167,657

[1]	December 31, 2018 and 2017 include $8.4 million and $11.7 million, respectively, of held-for-sale consumer mortgage loans secured by residential real estate in process of foreclosure.